INVENTORIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INVENTORIES

9           INVENTORIES

	2025	2024
Finished product	2,688	2,006
Work-in-process	114,468	47,521
Parts and supplies	57,230	27,802
Total inventories	174,386	77,329
Current	115,810	57,943
Non-current	58,576	19,386

As of December 31, 2025 and 2024, the non-current inventory is related to Borborema and Almas’ low grade stockpile. As of December 31, 2025, the provision for inventory obsolescence was $ 5,228 (2024: $226). During the year ended December 31, 2025, $5,002 (2024: $5) was recognized in Consolidated Statements of Income (loss).